Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000223412 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000223412 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.64%
C000223412 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.53%
C000223412 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.26%
C000223412 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000223412 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000223412 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000223412 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000223412 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000223412 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.34%
C000223412 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000112990 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.53%)
C000112990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000112990 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.21%
C000112990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000112990 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000112990 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000112990 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112990 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000112990 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000112990 | Government
Holdings [Line Items]
Percent of Net Asset Value	47.77%
C000112990 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	26.59%
C000112990 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000112990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000112990 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000112990 | General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000112990 | Insured
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000112990 | Prerefunded
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112990 | General Obligation Limited
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112990 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000112990 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	70.02%
C000112990 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	28.83%
C000112990 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000020925 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(10.89%)
C000020925 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000020925 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.53%
C000020925 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000020925 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000020925 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000020925 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000020925 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000020925 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000020925 | Government
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000020925 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	32.99%
C000020925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000020925 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.09%
C000020925 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000020925 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000020925 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	65.81%
C000020925 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000186093 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000186093 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.66%
C000186093 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000186093 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000186093 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000081996 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000081996 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.66%
C000081996 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000081996 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000081996 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000223414 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000223414 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.66%
C000223414 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000223414 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000223414 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000178859 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000178859 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178859 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.66%
C000178859 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.57%
C000178859 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000178859 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	19.84%
C000178859 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.08%
C000223419 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000223419 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223419 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.66%
C000223419 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.57%
C000223419 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000223419 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	19.84%
C000223419 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.08%
C000132328 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000132328 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.64%
C000132328 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.43%
C000132328 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.96%
C000132328 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000223417 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000223417 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.64%
C000223417 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.43%
C000223417 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.96%
C000223417 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000081997 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000081997 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000081997 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.44%
C000081997 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000081997 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000223415 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000223415 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000223415 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.44%
C000223415 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000223415 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000178860 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
C000178860 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178860 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000178860 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.57%
C000178860 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000178860 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	19.92%
C000178860 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.12%
C000223420 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
C000223420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223420 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000223420 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.57%
C000223420 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000223420 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	19.92%
C000223420 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.12%
C000132329 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000132329 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	35.58%
C000132329 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.47%
C000132329 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.98%
C000132329 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000223418 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000223418 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	35.58%
C000223418 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.47%
C000223418 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.98%
C000223418 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000112991 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000112991 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	65.62%
C000112991 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.44%
C000112991 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000112991 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000223416 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000223416 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	65.62%
C000223416 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.44%
C000223416 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000223416 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000020929 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000020929 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.65%
C000020929 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.28%
C000020929 | France
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000020929 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.29%
C000020929 | China
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000020929 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000020929 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000020929 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000020929 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000020929 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000020929 | India
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000020929 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020929 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000020929 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000020929 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000020929 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000020929 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000020929 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000020929 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020929 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000020929 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000020929 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000038528 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000038528 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.44%
C000038528 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.84%
C000038528 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000038528 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000038528 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000038528 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000038528 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000038528 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000038528 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000038528 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000038528 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.22%
C000038528 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000038529 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000038529 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.44%
C000038529 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.84%
C000038529 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000038529 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000038529 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000038529 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000038529 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000038529 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000038529 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000038529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000038529 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.22%
C000038529 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000223413 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000223413 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.44%
C000223413 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.84%
C000223413 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000223413 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000223413 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000223413 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000223413 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000223413 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000223413 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000223413 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000223413 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.22%
C000223413 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000020904 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.64%)
C000020904 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000020904 | China
Holdings [Line Items]
Percent of Net Asset Value	21.94%
C000020904 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.57%
C000020904 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000020904 | India
Holdings [Line Items]
Percent of Net Asset Value	15.93%
C000020904 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.31%
C000020904 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000020904 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000020904 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020904 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000020904 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000020904 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000020904 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000020904 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000020904 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000020904 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000020904 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000020904 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000020904 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000020904 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000020904 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.61%
C000020904 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000020904 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000038539 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(21.87%)
C000038539 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000038539 | Government
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000038539 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	98.44%
C000038539 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.67%
C000038539 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000038539 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	90.76%
C000038539 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	28.63%
C000020930 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000020930 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.23%
C000020930 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.06%
C000020930 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.18%
C000020930 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000020930 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.05%
C000020930 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000020930 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000020930 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000020930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000020930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000020930 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000020930 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.95%
C000020930 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000020930 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000020908 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
C000020908 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.41%
C000020908 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000020908 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.06%
C000020908 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000020908 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.85%
C000020908 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000020908 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000020908 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000020908 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000020908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000020908 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000020908 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.77%
C000020908 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000155998 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.36%)
C000155998 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.41%
C000155998 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000155998 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.06%
C000155998 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000155998 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.85%
C000155998 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000155998 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000155998 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000155998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000155998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000155998 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000155998 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.77%
C000155998 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000132327 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.25%)
C000132327 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.97%
C000132327 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.34%
C000132327 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.34%
C000132327 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.31%
C000132327 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.16%
C000132327 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000132327 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000132327 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.44%
C000132327 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000132327 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000132327 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000132327 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000132327 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	92.19%
C000132327 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000132327 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000020910 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000020910 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.78%
C000020910 | Financial
Holdings [Line Items]
Percent of Net Asset Value	28.88%
C000020910 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000020910 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	25.72%
C000020910 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000020910 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.72%
C000020910 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000020910 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000020910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000020910 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.98%
C000020910 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000079602 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000079602 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.78%
C000079602 | Financial
Holdings [Line Items]
Percent of Net Asset Value	28.88%
C000079602 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000079602 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	25.72%
C000079602 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000079602 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.72%
C000079602 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000079602 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000079602 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000079602 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.98%
C000079602 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038532 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.28%)
C000038532 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.59%
C000038532 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.37%
C000038532 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.38%
C000038532 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000038532 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.64%
C000038532 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.87%
C000038532 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000038532 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000038532 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000038532 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000038532 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.35%
C000038532 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000038533 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.28%)
C000038533 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.59%
C000038533 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.37%
C000038533 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.38%
C000038533 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000038533 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.64%
C000038533 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.87%
C000038533 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000038533 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000038533 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000038533 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000038533 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.35%
C000038533 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000020916 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020916 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.87%
C000020916 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	31.62%
C000020916 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000020916 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000020916 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020917 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020917 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.77%
C000020917 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.25%
C000020917 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.51%
C000020917 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000020917 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020918 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020918 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.26%
C000020918 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	58.64%
C000020918 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000020918 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020919 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020919 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000020919 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	70.24%
C000020919 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.32%
C000020919 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000126088 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000126088 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000126088 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	70.47%
C000126088 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.78%
C000126088 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000020920 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020920 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.18%
C000020920 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.26%
C000020920 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.15%
C000020920 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000020920 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020921 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020921 | Financial
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000020921 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000020921 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000020921 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.54%
C000020921 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000038552 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000038552 | Financial
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000038552 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000038552 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000038552 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.54%
C000038552 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000038543 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038543 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000038543 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.48%
C000038543 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.89%
C000038543 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.09%
C000038543 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000038543 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038542 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038542 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000038542 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.48%
C000038542 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.89%
C000038542 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.09%
C000038542 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000038542 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038545 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038545 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000038545 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.36%
C000038545 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000038545 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000038545 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000038545 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038544 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038544 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000038544 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.36%
C000038544 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000038544 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000038544 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000038544 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038546 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038546 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000038546 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.77%
C000038546 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.13%
C000038546 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.87%
C000038546 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000038546 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038547 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038547 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000038547 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.77%
C000038547 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.13%
C000038547 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.87%
C000038547 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000038547 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038548 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038548 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000038548 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	72.76%
C000038548 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.06%
C000038548 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000038548 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000038548 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038549 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038549 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000038549 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	72.76%
C000038549 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.06%
C000038549 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000038549 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000038549 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038530 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038530 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000038530 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.48%
C000038530 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.53%
C000038530 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000038530 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038531 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038531 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000038531 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.48%
C000038531 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.53%
C000038531 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000038531 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038541 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.15%)
C000038541 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000038541 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.47%
C000038541 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000038541 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000038541 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000038541 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000038541 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000038541 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000038541 | Government
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000038541 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	13.67%
C000038541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000038541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000038541 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.46%
C000038541 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000038541 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000038541 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	92.41%
C000020923 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.13%)
C000020923 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.86%
C000020923 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.21%
C000020923 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000020923 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000020923 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.64%
C000020923 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.85%
C000020923 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000020923 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000020923 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000020923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000020923 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.71%
C000020923 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000152597 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.13%)
C000152597 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.86%
C000152597 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.21%
C000152597 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000152597 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000152597 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.64%
C000152597 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.85%
C000152597 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000152597 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000152597 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000152597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000152597 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.71%
C000152597 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000238595 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.54%)
C000238595 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000238595 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000238595 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	14.31%
C000238595 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	91.23%
C000238595 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	14.31%
C000238596 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	56.63%
C000238596 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	36.37%
C000238596 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000238596 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	36.37%
C000238596 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000235586 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(17.94%)
C000235586 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000235586 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.59%
C000235586 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	16.11%
C000235586 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	101.83%
C000235586 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	16.11%
C000238594 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(71.34%)
C000238594 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	12.58%
C000238594 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	134.35%
C000238594 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	24.41%
C000238594 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	146.93%
C000238594 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	24.41%